Other Assets	6 Months Ended
Apr. 30, 2022
Other Assets
Other Assets
NOTE 10:

OTHER ASSETS
Other Assets

(millions of Canadian dollars)		As at

	April 30 2022	October 31 2021
Accounts receivable and other items	$13,440	$9,144
Accrued interest	2,396	2,196
Current income tax receivable	5,678	1,862
Defined benefit asset	1,676	637
Insurance-related assets, excluding investments	1,873	2,040
Prepaid expenses	1,439	1,300
Total	$26,502	$17,179